Commitments and contingencies - Summary of guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Guarantees
Outstanding guarantees		₩ 12,503,445	₩ 12,154,088
Contingent guarantees		4,337,751	4,565,829
ABS and ABCP purchase agreements		1,533,047	1,496,604
Subtotal		18,374,243	18,216,521
Commitments to extend credit
Loan commitments in won		88,913,555	83,451,887
Loan commitments in foreign currency		26,970,371	25,052,284
Other agreements	[1]	96,194,944	96,984,654
Subtotal		212,078,870	205,488,825
Endorsed bills
Secured endorsed bills		44	10,025
Unsecured endorsed bills		10,519,665	7,046,806
Subtotal		10,519,709	7,056,831
Total		₩ 240,972,822	₩ 230,762,177

[1]	Unused credit commitments provided to the card customers are included, the amounts are W90,452,012 million for the year ended December 31, 2022 and W90,832,893 million for the year ended December 31, 2023.